Fair Values of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2016
Fair Values of Financial Instruments [Abstract]
Fair Value, Assets Measured on Recurring Basis [Table Text Block]

	Fair Value Measurement Reporting Date using

Description	Total	Level 1	Level 2	Level 3
December 31, 2016
Available for Sale:
U.S. Treasury securities	$1,997	$-	$1,997	$-
States and political subdivisions	125,101	-	125,101	-
Corporate obligations	10,112	-	10,112	-
Mortgage-backed securities-government
sponsored entities	164,930	-	164,930	-
Equity securities-financial services	424	424	-	-
Total available for sale	$302,564	$424	$302,140	$-

December 31, 2015
Available for Sale:
U.S. Government agencies	$9,169	$-	$9,169	$-
States and political subdivisions	60,755	-	60,755	-
Corporate obligations	4,974	-	4,974	-
Mortgage-backed securities-government
sponsored entities	63,569	-	63,569	-
Equity securities-financial services	384	384	-	-
Total available for sale	$138,851	$384	$138,467	$-

Fair Value, Assets Measured on Nonrecurring Basis [Table Text Block]

	Fair Value Measurement Reporting Date using

Description	Total	Level 1	Level 2	Level 3
December 31, 2016
Impaired Loans	$2,624	$-	$-	$2,624
Foreclosed real estate	5,302	-	-	5,302

December 31, 2015
Impaired Loans	$7,615	$-	$-	$7,615
Foreclosed real estate	2,847	-	-	2,847

Fair Value, Assets and Liabilities Measured on Nonrecurring Basis, Valuation Techniques [Table Text Block]

	Quantitative Information about Level 3 Fair Value Measurements
(dollars in thousands)	Fair Value Estimate	Valuation Techniques	Unobservable Input	Range (Weighted Average)
December 31, 2016
Impaired loans	$1,473	Appraisal of collateral(1)	Appraisal adjustments(2)	10% (10%)
Impaired loans	$1,151	Present value of future cash flows	Loan discount rate	4-5.25% (5.11%)
			Probability of default

Foreclosed real estate owned	$5,302	Appraisal of collateral(1)	Liquidation Expenses(2)	10%

	Quantitative Information about Level 3 Fair Value Measurements
(dollars in thousands)	Fair Value Estimate	Valuation Techniques	Unobservable Input	Range (Weighted Average)
December 31, 2015
Impaired loans	$2,574	Appraisal of collateral(1)	Appraisal adjustments(2)	10% (10%)
Impaired loans	$5,041	Present value of future cash flows	Loan discount rate	4-7% (5.61%)
			Probability of default	0%

Foreclosed real estate owned	$2,847	Appraisal of collateral(1)	Liquidation Expenses(2)	10%

(1) Fair value is generally determined through independent appraisals of the underlying collateral, which generally include various level 3 inputs which are not identifiable, less any associated allowance.

(2)  Appraisals may be adjusted by management for qualitative factors such as economic conditions and estimated liquidation expenses.  The range and weighted average of liquidation expenses and other appraisal adjustments are presented as a percent of the appraisal.

Fair Value, by Balance Sheet Grouping [Table Text Block]

	Fair Value Measurements at December 31, 2016

	Carrying	Fair
	Amount	Value	Level 1	Level 2	Level 3
Financial assets:
Cash and cash equivalents	$17,174	$17,174	$17,174	$-	$-
Securities	302,564	302,564	424	302,140	-
Loans receivable, net	707,426	716,661	-	-	716,661
Mortgage servicing rights	232	250	-	-	250
Regulatory stock	2,119	2,119	2,119	-	-
Bank owned life insurance	36,133	36,133	36,133	-	-
Accrued interest receivable	3,643	3,643	3,643	-	-

Financial liabilities:
Deposits	925,385	925,561	629,829	-	295,732
Short-term borrowings	32,811	32,811	32,811	-	-
Other borrowings	32,001	31,863	-	-	31,863
Accrued interest payable	1,069	1,069	1,069	-	-

Off-balance sheet financial instruments:
Commitments to extend credit and outstanding letters of credit	-	-	-	-	-

	Fair Value Measurements at December 31, 2015

	Carrying	Fair
	Amount	Value	Level 1	Level 2	Level 3
Financial assets:
Cash and cash equivalents	$10,010	$10,010	$10,010	$-	$-
Securities	138,851	138,851	384	138,467	-
Loans receivable, net	552,627	559,416	-	-	559,416
Mortgage servicing rights	261	291	-	-	291
Regulatory stock	3,412	3,412	3,412	-	-
Bank owned life insurance	18,820	18,820	18,820	-	-
Accrued interest receivable	2,363	2,363	2,363	-	-

Financial liabilities:
Deposits	550,909	551,175	354,162	-	197,013
Short-term borrowings	53,235	53,235	53,235	-	-
Other borrowings	41,126	41,260	-	-	41,260
Accrued interest payable	957	957	957	-	-

Off-balance sheet financial instruments:
Commitments to extend credit and outstanding letters of credit	-	-	-	-	-